Organization and principal activities (Details Narrative)	Jul. 15, 2021
Autozi Internet Technology (BVI) Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage	100.00%
Autozi Internet Technology (HK) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage	100.00%